DERIVATIVE LIABILITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Liability (Textual)
Derivative financial liability	$ 654,471	$ 654,471
Derivative liability	1,406,369
Comprehensive loss	$ 1,981,938